Financial Instruments And Hedging Activities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Net unrealized gain on cash flow hedging derivatives	$ (16,637,000)	$ (7,491,000)	$ 15,980,000
Estimated amount that will be reclassified from accumulated other comprehensive loss to interest expenses	2,600,000
Portion of noncontrolling interests in accumulated other comprehensive loss	1,600,000	800,000
Non-Controlling Interests [Member]
Derivative [Line Items]
Net unrealized gains (losses) on derivatives	32,600,000	17,000,000
Other Liabilities [Member]
Derivative [Line Items]
Gross derivatives liability	26,700,000	10,100,000
Forward-Starting Swap [Member]
Derivative [Line Items]
Notional amount of derivative	$ 90,000,000
LIBOR based swap strike rate	5.43%
Effective date	June 2012
Maturity date	Sep. 01, 2012
Name of the counterparty	PNC Bank, NA.